Notes to the Profit or Loss Statement - Summary of Other Income and Expenses, Finance Income and Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Gain from Deconsolidation of Lanthio Entities	€ 0	€ 379,000	€ 0
Gain on Foreign Exchange from Operating Activities	7,640,000	13,656,000	233,000
Grant Income	5,000	61,000	98,000
Income from Other Items	545,000	489,000	474,000
Other Income	8,189,829	14,584,829	804,739
Loss on Foreign Exchange from Operating Activities	(5,944,000)	(4,581,000)	(413,000)
Expenses from Other Items	(425,000)	(594,000)	(214,000)
Other Expenses	(6,368,762)	(5,175,177)	(626,678)
Foreign Currency Gains from Financial Assets from Collaborations	18,782,000	7,160,000	121,000
Gain on Financial Assets at Fair Value through Profit or Loss	15,231,000	83,654,000	2,456,000
Income from Carrying Amount Adjustments of Financial Liabilities at Amortized Cost	61,876,000	0	0
Interest income	723,000	1,233,000	223,000
Finance Income	96,612,146	92,047,221	2,799,473
Foreign Currency Losses from Financial Assets from Collaborations	(46,297,000)	(31,694,000)	(777,000)
Loss on Financial Assets at Fair Value through Profit or Loss	(4,247,000)	(19,313,000)	(442,000)
Effective interest expense from Financial Liabilities at Amortized Cost	(62,252,000)	(17,783,000)	0
Expenses from Carrying Amount Adjustments of Financial Liabilities at Amortized cost	(64,846,000)	(24,565,000)	0
Interest expense	(2,415,000)	(1,021,000)	(91,000)
Interest Expenses on Lease Liabilities	(1,157,000)	(1,174,000)	(932,000)
Bank Fees	(242,000)	(664,000)	(31,000)
Finance Expenses	€ (181,456,484)	€ (96,214,409)	€ (2,272,369)